FINANCIAL INSTRUMENTS - Fair value hierarchy - Assets (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 617,219	¥ 637,681	¥ 664,362
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	75,139	54,723
At fair value [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	66,229	46,958
At fair value [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	8,115	5,931
At fair value [member] | Derivative financial assets - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	0	428
At fair value [member] | Non-publicly traded investments - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	14	15
At fair value [member] | Publicly traded investments-non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	781	1,391
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	8,896	7,322
At fair value [member] | Level 1 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	8,115	5,931
At fair value [member] | Level 1 [member] | Publicly traded investments-non current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	781	1,891
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	66,243	47,401
At fair value [member] | Level 2 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	66,229	46,958
At fair value [member] | Level 2 [member] | Derivative financial assets - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value		428
At fair value [member] | Level 2 [member] | Non-publicly traded investments - current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 14	¥ 15